PRIVATE PLACEMENT (Details Narrative)	1 Months Ended
Aug. 12, 2022 USD ($) $ / shares shares
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale	187,400
Price per share | $ / shares	$ 10.00
Sale price of shares | $	$ 1,874,000
Units description	Each Private Placement Unit consists of one Private Placement Share, one redeemable warrant (each, a “Private Placement Unit”) and one right (“Private Placement Right”). Each whole Private Placement Warrant will entitle the holder to purchase one ordinary share at a price of $11.50 per share. Each Private Placement Right will entitle the holder to receive one-twentieth (1/20) ordinary share upon consummation of the initial business combination
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale	900,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale	200,000
Sale price of shares | $	$ 2,000,000